SCHEDULE OF DEFERRED SHARE UNITS (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance	296,666	296,666
Outstanding, weighted average fair value | $ / shares		$ 2.74
Deferred share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance	168,750	168,750
Outstanding, weighted average fair value | $ / shares		$ 1.38
Granted			168,750
Granted, weighted average fair value | $ / shares			$ 1.38
Outstanding balance	168,750	168,750	168,750
Outstanding, weighted average fair value | (per share)	$ 1.38	$ 1.38	$ 1.38